Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2065 Fund	May 30, 2023
Fidelity Freedom 2065 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.04%)
Since Inception	6.25%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.73%	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	A From June 28, 2019